Fair Value Measurements	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 10 — Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	September 30, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Assets:
U.S. Money Market Funds held in Trust Account	$345,055,688	$345,055,688	$—	$—

Liabilities:
Warrant liabilities — public warrants	$8,049,988	$8,049,988	$—	$—
Warrant liabilities — private warrants	7,476,000	—	—	7,476,000

Total	$15,525,988	$8,049,988	$—	$7,476,000

The Company utilized a Monte Carlo simulation model for the initial valuation of the Public Warrants. The subsequent measurement of the Public Warrants as of September 30, 2021, is classified as Level 1 due to the use of an observable market quote in an active market.
The Company utilizes a Modified Black-Scholes model to value the Private Placement Warrants at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the Private Placement Warrant liability is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.
The aforementioned warrant liabilities are not subject to qualified hedge accounting.
There were no transfers between Levels 1, 2 or 3 during the quarter ended September 30, 2021, other than the transfer of Public warrants liabilities from Level 3 to Level 1.
The following table provides quantitative information regarding Level 3 fair value measurements:

	At March 15, 2021 (Initial Measurement)	At September 30, 2021
Stock price	$9.53	$9.65
Strike price	$11.50	$11.50
Term (in years)	5.5	5.5
Volatility	25.0%	22.4%
Risk-free rate	1.1%	1.1%
Dividend yield	0.0%	0.0%
The following table provides a reconciliation of changes in fair value of the beginning and ending balances for the liabilities classified as Level 3:

Warrant Liability
Fair value at December 31, 2020	$—
Initial value of public and private warrant liabilities	24,205,999
Change in fair value	(115,000)

Fair Value at March 31, 2021	24,090,999
Change in fair value	(6,539,681)
Public warrants reclassified to level 1	(9,659,985)

Fair Value at June 30, 2021	7,891,333
Change in fair value	(415,333)

Fair Value at September 30, 2021	$7,476,000

The following table presents the changes in the fair value of warrant liabilities:

	Public Warrants	Private Placement Warrants	Total Warrant Liabilities
Fair value as of December 30, 2020	$—	$—	$—
Initial measurement on March 15, 2021	14,950,000	9,255,999	24,205,999
Change in valuation inputs or other assumptions	(115,000)	—	(115,000)

Fair value as of March 31, 2021	14,835,000	9,255,999	24,090,999
Change in valuation inputs or other assumptions	(5,175,015)	(1,364,666)	(6,539,681)

Fair value as of June 30, 2021	9,659,985	7,891,333	17,551,318
Change in valuation inputs or other assumptions	(1,609,997)	(415,333)	(2,025,330)

Fair value as of September 30, 2021	$8,049,988	$7,476,000	$15,525,988